      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY   , 1999
                                                    REGISTRATION NOS.: 811-09059

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     [X]
                          PRE-EFFECTIVE AMENDMENT NO.1                       [X]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                    AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               [X]
                                 AMENDMENT NO.1                              [X]

                                ----------------

                         DISCOVER BROKERAGE INDEX SERIES
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                             DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                              WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                                ----------------
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.
                                ----------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

================================================================================

DISCOVER BROKERAGE
S&P 500 FUND
(an investment portfolio of Discover Brokerage Index Series)





     Prospectus




     MAY   , 1999



     Discover Brokerage S&P 500 Fund is a no-load stock mutual fund that seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index.


















     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                             CONTENTS


The Fund ..............................................  1
  Investment Objective ................................  1
  Principal Investment Strategies .....................  1
  Principal Risks .....................................  2
  Fees and Expenses ...................................  4
  Additional Investment Strategy Information ..........  6
  Additional Risk Information .........................  7
Fund Management .......................................  8
Pricing Fund Shares ...................................  9
Buying and Selling Shares ............................. 10
  How to Buy Shares ................................... 10
  How to Sell Shares .................................. 12
Distributions ......................................... 13
Tax Consequences ...................................... 14
  Taxes on Distributions .............................. 14
  Taxes on Sales (Redemptions) ........................ 14



     This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

                                                 Fund Category: Growth & Income

THE FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE


     Discover Brokerage S&P 500 Fund is a no-load stock mutual fund that seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index.


PRINCIPAL INVESTMENT STRATEGIES


     The Fund will normally invest at least 80% of its total assets in common stocks of companies included in the S&P 500 Index. The "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., "passively" manages the Fund's assets by investing in stocks in approximately the same proportion as they are represented in the Index. For example, if the common stock of a specific company represents five percent of the Index, the Investment Manager typically will invest the same percentage of the Fund's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies that are included in the S&P 500 Index.

     The Investment Manager seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation.

     Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.

     In addition to common stocks, the Fund may invest in stock index futures on the S&P 500 Index, and Standard & Poor's Depository Receipts ("SPDRs").

     In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.

     "Standard & Poor's (Registered Trademark) ," "S&P (Registered
Trademark) ," "S&P 500 (Registered Trademark) ," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.


PRINCIPAL RISKS


     There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.


     A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the issuer, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


     Another risk of investing in the Fund arises from its operation as a "passively" managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund's portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Investment Manager will not sell the Fund's portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

     The performance of the S&P 500 Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs which will be borne by the Fund (e.g., management fee, transfer agency and accounting costs).

     The Fund's ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 is calculated and the timing of purchases and sales. The Fund's ability to correlate its performance to the Index also depends to some extent on the size of the Fund's portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued. The Investment Manager regularly monitors the correlation and, in the event the desired correlation is not achieved, the Investment Manager will determine what additional investment changes may need to be made.

     The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy, including the Investment Manager's ability to manage cash flows (primarily from purchases and sales, and distributions from the Fund's investments). The Fund is also subject to other risks from its other permissible investments including risks associated with its stock index futures, SPDRs and foreign securities. For more information about these risks, see the "Additional Risk Information" section.

FEES AND EXPENSES


     The table below briefly describes the Fund's fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge account or exchange fees.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
     YOUR INVESTMENT)
  Sales charge (load) imposed on purchases .........   None
  Deferred sales charge (load) .....................   None(1)
  ANNUAL PORTFOLIO OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management fee(3) ................................   0.10%
  Distribution and service (12b-1) fees ............   None
  Other expenses(2)(3) .............................    .40%
  Total annual Fund operating expenses(3) ..........    .50%



(1) There is a $25 transaction fee payable to Discover Brokerage Direct for shares redeemed within 30 days of the purchase date.

(2) "Other Expenses" are estimated based on expenses anticipated for the first complete fiscal year of the Fund.

(3) The Investment Manager has undertaken to assume all expenses of the Fund (except for any brokerage fees) and to waive the compensation provided for in its Management Agreement with the Fund until such time as the Fund attains $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first. The Investment Manager has permanently undertaken to cap total expenses of the Fund (other than brokerage fees) at 0.50% of average daily net assets.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.




 IF YOU SOLD YOUR SHARES:         IF YOU HELD YOUR SHARES:
 ------------------------         ------------------------
 1 YEAR           3 YEARS         1 YEAR           3 YEARS
 ------           -------         ------           -------
  $51              $160            $51               $160

ADDITIONAL INVESTMENT STRATEGY INFORMATION

     The Fund seeks to provide investment results that, before expenses, correspond to the total return of the S&P 500 Index. There is no guarantee that the Fund will achieve its objective.

     This section provides additional information concerning the Fund's principal strategies.

     Stock Index Futures. The Fund may invest in stock index futures with respect to the S&P 500 Index. Stock index futures may be used to simulate investment in the S&P 500 while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns.

     SPDRs. The Fund may invest in securities referred to as SPDRs (known as "spiders") that are designed to track the S&P 500 Index. SPDRs represent an ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock.

     The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations or changes in total assets will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


ADDITIONAL RISK INFORMATION

     As discussed in the "Principal Risks" section, a principal risk of investing in the Fund is associated with its common stock investments. This section provides additional information regarding the principal risks of investing in the Fund.


     Foreign Securities. The Fund's investments in the common stocks of foreign corporations (including American Depository Receipts) may involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. U.S. dollars are generally converted to the local currency to purchase a foreign security; however, the price of Fund shares is quoted and redemption proceeds are paid in U.S. dollars. Because exchange rates fluctuate constantly, the dollar value of an investment can decrease even if the security's price remains unchanged.

     Foreign securities also have risks related to political and economic developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

     Futures. If the Fund invests in futures, its participation in these markets would subject the Fund's portfolio to certain risks. The Investment Manager's predictions of movements in the direction of the stock market may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures include, for example, the possible imperfect correlation between the price of futures contracts and movements in the prices of the securities.

     SPDRs. SPDRs, which the Fund may hold, have many of the same risks as direct investments in common stocks. The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls. If the Fund invests in SPDRs, it would, in addition to its own expenses, indirectly bear its ratable share of the SPDR's expenses.

     Year 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and corporate and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from service providers, market participants and individual and governmental issuers that they are taking similar steps.

     In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Fund's investments may be adversely affected.


FUND MANAGEMENT


     The Fund has retained the Investment Manager--Morgan Stanley Dean Witter Advisors Inc.--to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.

     The Fund is managed within the Investment Manager's Growth Group. Guy G. Rutherfurd, Jr., a Senior Vice President of the Investment Manager, is the primary portfolio manager of the Fund. Mr. Rutherfurd has been a portfolio manager with the Investment Manager since February, 1997. During the period from May, 1992 to February, 1997, Mr. Rutherfurd was the Executive Vice President and Chief Investment Officer of Nomura Asset Management (U.S.A.) Inc. Mr. Rutherfurd is assisted by Kevin Jung, Vice President of the Investment Manager. Mr. Jung has been a portfolio manager with the Investment Manager since September, 1997, and prior to that he was a Vice President and portfolio manager with LBS Asset Management (NY) Inc. from April, 1993 through August, 1997.

     The Fund pays the Investment Manager a monthly management fee at an annual rate of 0.40% as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets.


PRICING FUND SHARES


     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

     The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

     An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, the securities will be valued at their fair value.


BUYING AND SELLING SHARES


     Opening and Maintaining a Discover Brokerage Account. You may purchase shares only if you have an account with Discover Brokerage Direct ("Discover Brokerage"). If you do not have a Discover Brokerage account you must open one prior to or in connection with your purchase order. You may open a Discover Brokerage account by completing and signing an account application. While the minimum brokerage account size is generally $2,000, it will be reduced for accounts opened in connection with an investment in the Fund to the minimum initial investments described below. Mail the account application together with your check and any other required documents to the address indicated on the application.


     Purchase Price. You pay no sales charge to invest in the Fund. Your order will be priced at the next net asset value calculated after your order is accepted by Discover Brokerage. Existing Discover Brokerage investors must have sufficient assets in their Discover Brokerage account to buy shares in the Fund.

     Initial Investments. The minimum initial investment in the Fund is generally $1,000. The minimum initial investment is $500 for (i) IRA and other Discover Brokerage sponsored-retirement plans and custodial accounts and
(ii) investments under an Automatic Investment Plan (described later in this section) that will exceed $1,000 in purchases during the first 12 months.

     Subsequent Investments. Additional investments must be at least $100.

     Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100.

     However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.


HOW TO BUY SHARES

     Through your Discover Brokerage account you may use the following methods to purchase shares:

By Telephone:

  o  Call (888) 543-9194

  o Provide the Required Purchase Information (described later in this section)

Over the Internet:

  o  Access your account at
     http://www.discoverbrokerage.com

  o Provide the Required Purchase Information (described later in this section)

  o  Refer to the Discover Brokerage Internet Trading Guide for details


     Required Purchase Information. You must provide the following information in connection with any purchase by telephone, mail or over the Internet:

  o  Your Discover Brokerage account number

  o  The name of the Fund in which you wish to invest

  o  The amount you wish to invest

  o  The distribution option you have selected


HOW TO SELL SHARES


     You may sell your shares at any time. Your shares will be sold at the net asset value next calculated after your sell order is accepted by Discover Brokerage. A $25 fee will be charged by Discover Brokerage if shares are held less than 30 days. You may use the following methods to sell your shares:

By Telephone:

  o  Call (888) 543-9194

  o  Provide the Required Sale Information (described later in this section)


Over the Internet:


  o  Access your account at:
     http://www.discoverbrokerage.com

  o  Provide the Required Sale Information

  o  Refer to the Discover Brokerage Internet Trading Guide for details

     Required Sale Information. You must provide the following information in connection with any redemption by telephone, mail or over the Internet:

  o  Your Discover Brokerage account number

  o  The name of the Fund

  o  The number of shares or dollar amount you want to sell

     Payment for Sold Shares. Payment for sold shares will be credited directly to your Discover Brokerage account no later than 7 days after Discover Brokerage Direct receives your sell instructions in proper form. Only in the case of newly purchased shares sale proceeds are mailed upon clearance of the purchase check, which may take up to 15 days. Proceeds will then be held in your Discover Brokerage account or mailed to you depending on the account standing instructions you have selected. For information on how to wire funds from the Discover Brokerage account to your bank, call (888) 543-9194.

     Payment may be postponed or the right to sell suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (usually not more than fifteen days).


DISTRIBUTIONS

     As a Fund shareholder, you are entitled to your share of the Fund's income and gains on its investments. The Fund passes substantially all of its net earnings along to its investors as "distributions."

     The Fund earns income from stocks and interest from fixed income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts are passed along as "capital gain distributions."


     Normally, income dividends and capital gains are distributed to shareholders annually in December. The Fund, however, may retain and reinvest any long-term capital gains.

     Selecting a Distribution Option. You may select from the three distribution options listed below when you first become a shareholder in the Fund. If you already are a shareholder and wish to change your distribution option, please call (888) 543-9194.

     1) Automatic Reinvestment: Both income and dividends and any capital gains distributions will be reinvested in additional shares of the Fund. This option will be selected automatically unless you specify another option. If you are purchasing shares through Discover Brokerage's Automatic Investment Plan, you must choose this distribution option.

     2) Cash Dividends, Reinvested Capital Gains: Income dividends will be paid in cash, and any capital gains will be reinvested in additional shares of your Fund.

     3) All Cash: Income dividends and any capital gains distribution will both be paid in cash.


TAX CONSEQUENCES

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.


     Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

  o  The Fund makes distributions, and

  o  You sell Fund shares.

     Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any other capital gain distributions are taxable at different rates depending upon the length of time the Fund holds its portfolio securities, no matter how long you have owned shares in the Fund.

     Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.


     Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax.

     When you open your Fund account, you should provide your Social Security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


ADDITIONAL INFORMATION


     Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                           (888) 543-9194 (TOLL-FREE)


     You also may obtain information about the Fund by visiting our Internet site at:

                        HTTP://WWW.DISCOVERBROKERAGE.COM

     Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330.

Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.





(INVESTMENT COMPANY ACT FILE NO. 811-09059)

STATEMENT OF ADDITIONAL INFORMATION
                                                  DISCOVER BROKERAGE
                                                  S&P 500 FUND
MAY   , 1999


                                                  (AN INVESTMENT PORTFOLIO OF
                                                  DISCOVER BROKERAGE INDEX
                                                  SERIES)


--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The
Prospectus (dated May   , 1999) for the Discover Brokerage S&P 500 Fund (the
"Fund"), may be obtained without charge from the Fund at its address or
telephone number listed below or from     .




Discover Brokerage S&P 500 Fund
Two World Trade Center
New York, New York 10048 (Insert Phone Number)

TABLE OF CONTENTS
-------------------------------------------------------------------------------------
I.      Fund History ...........................................................    4

II.     Description of the Fund and its Investments and Risks ..................    4
        A. Classification ......................................................    4
        B. Investment Strategies and Risks .....................................    4
        C. Fund Policies/Investment Restrictions ...............................    8

III.    Management of the Fund .................................................    9
        A. Board of Trustees ...................................................    9
        B. Management Information ..............................................    9
        C. Compensation ........................................................   12

IV.     Control Persons and Principal Holders of Securities ....................   14

V.      Investment Management and Other Services ...............................   14
        A. Investment Manager ..................................................   14
        B. Principal Underwriter ...............................................   15
        C. Services Provided by the Investment Manager and Fund Expenses Paid by
             Third Parties .....................................................   15
        D. Other Service Providers .............................................   16

VI.     Brokerage Allocation and Other Practices ...............................   16
        A. Brokerage Transactions ..............................................   16
        B. Commissions .........................................................   17
        C. Brokerage Selection .................................................   17

VII.    Capital Stock ..........................................................   18

VIII.   Purchase of Shares and Offering Price ..................................   18
        A. Purchase of Shares ..................................................   18
        B. Offering Price ......................................................   18
        C. Tax Considerations ..................................................   19

IX.     Underwriters ...........................................................   20

X.      Calculation of Performance Data ........................................   20

XI.     Financial Statements ...................................................   21

                       GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


"Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW & Co.


"Discover Brokerage Direct" -- Discover Brokerage Direct, Inc., a wholly-owned broker-dealer subsidiary of MSDW & Co.


"Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW & Co.


"Financial Advisors" -- Dean Witter Reynolds authorized financial services representatives.


"Fund" -- Discover Brokerage S&P 500 Fund, a registered open-end investment company.


"Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW & Co.

"Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW & Co.

"Morgan Stanley Dean Witter Funds" -- Mutual funds and closed-end funds for which the Investment Manager serves as the investment advisor.

"MSDW & Co." -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW & Co.

"Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------
     Discover Brokerage Index Series (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust on October 13, 1998. Discover Brokerage S&P 500 Fund (the "Fund") is the first investment portfolio of the Trust. Additional investment portfolios may be offered in the future.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

     The Fund is a no-load, open-end, diversified management investment company whose investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index.

B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."


     ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance of sale of shares of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     STOCK INDEX FUTURES TRANSACTIONS. The Fund may invest in stock index futures.

     A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

     Margin. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

     Limitations on Futures Contracts. The Fund may not enter into futures contracts if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

     Risks of Transactions in Futures Contracts. The prices of indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

     There is no assurance that a liquid secondary market will exist for futures contracts in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

     Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

     MONEY MARKET SECURITIES. The Fund may invest in various money market securities for cash management purposes, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

     Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

     Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate; and

     Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by S&P or Aaa by Moody's; and

     Repurchase Agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the

Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

     LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such securities purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also segregate cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

     WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the Fund of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also segregate cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

     The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 10% of the value of the Fund's net assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

C. FUND POLICIES/INVESTMENT RESTRICTIONS


     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or
(b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

     The Fund will:

     1. Seek to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index.


     The Fund may not:


     1. With respect to 75% of its total assets invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States government, its agencies or instrumentalities).


     2. With respect to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.


     3. Invest more than 25% of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States government or its agencies or instrumentalities.

     4. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

     5. Purchase or sell commodities except that the Fund may purchase or sell futures contracts and related options.

     6. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% of its total assets (not including the amount borrowed).

     7. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money; (c) lending portfolio securities; (d) purchasing or selling options and futures; or (e) purchasing securities on a when-issued or forward commitment basis.

     8. Make loans of money or securities, except: (a) by the purchase of debt obligations; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities.

     9. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.


     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES


     The Board of Trustees of the Trust oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.


     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION

     TRUSTEES AND OFFICERS. The Board of the Trust consists of eight (8) Trustees. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "Management Trustees") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of the "Morgan Stanley Dean Witter Funds," a family of mutual funds for which the Investment Manager is the investment manager. Three of the six Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW Funds," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.

     The Trustees and executive officers of the Trust (which includes the Fund), their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 86 Morgan Stanley Dean Witter Funds and the 11 TCW/DW Funds are shown below:



    NAME, AGE, POSITION WITH FUND
             AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------   ------------------------------------------------------------------
Michael Bozic (58) ...................   Vice Chairman of Kmart Corporation (since December, 1998);
Trustee                                  Director or Trustee of the Morgan Stanley Dean Witter Funds;
c/o Kmart Corporation                    formerly Chairman and Chief Executive Officer of Levitz Furniture
3100 West Big Beaver Road                Corporation (November, 1995-November, 1998) and President
Troy, Michigan                           and Chief Executive Officer of Hills Department Stores
                                         (May, 1991-July, 1995); formerly variously Chairman, Chief
                                         Executive Officer, President and Chief Operating Officer
                                         (1987-1991) of the Sears Merchandise Group of Sears, Roebuck
                                         and Co.; Director of Eaglemark Financial Services, Inc. and
                                         Weirton Steel Corporation.

Charles A. Fiumefreddo* (65) .........   Chairman, Director or Trustee and Chief Executive Officer of the
Chairman of the Board,                   Morgan Stanley Dean Witter Funds and the TCW/DW Funds;
Chief Executive Officer                  formerly Chairman, Chief Executive Officer and Director of the
and Trustee                              Investment Manager, the Distributor and MSDW Services
Two World Trade Center                   Company; Executive Vice President and Director of Dean Witter
New York, New York                       Reynolds; Chairman and Director of the Transfer Agent; formerly
                                         Director and/or officer of various MSDW subsidiaries (until
                                         June, 1998).

    NAME, AGE, POSITION WITH FUND
             AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------------------   --------------------------------------------------------------------
Edwin J. Garn (66) .................   Director or Trustee of the Morgan Stanley Dean Witter Funds;
Trustee                                formerly United States Senator (R-Utah) (1974-1992) and
c/o Huntsman Corporation               Chairman, Senate Banking Committee (1980-1986); formerly
500 Huntsman Way                       Mayor of Salt Lake City, Utah (1971-1974); formerly Astronaut,
Salt Lake City, Utah                   Space Shuttle Discovery (April 12-19, 1985); Vice Chairman,
                                       Huntsman Corporation; Director of Franklin Covey (time
                                       management systems), BMW Bank of North America, Inc.
                                       (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and
                                       Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (65) ...............   Retired; Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                Funds; Director of The PMI Group, Inc. (private mortgage
c/o Gordon Altman Butowsky             insurance); Trustee and Vice Chairman of The Field Museum of
 Weitzen Shalov & Wein                 Natural History; formerly associated with the Allstate Companies
Counsel to the                         (1966-1994), most recently as Chairman of The Allstate
 Independent Trustees                  Corporation (March, 1993-December, 1994) and Chairman and
114 West 47th Street                   Chief Executive Officer of its wholly-owned subsidiary, Allstate
New York, New York                     Insurance Company (July, 1989-December, 1994); director of various other business and charitable organizations.

Dr. Manuel H. Johnson (50) .........   Senior Partner, Johnson Smick International, Inc., a consulting
Trustee                                firm; Co-Chairman and a founder of the Group of Seven Council
c/o Johnson Smick                      (G7C), an international economic commission; Chairman of the
 International, Inc.                   Audit Committee of the Fund and Chairman of the Audit
1133 Connecticut Avenue, N.W.          Committee and Director or Trustee of the Morgan Stanley Dean
Washington, D.C.                       Witter Funds and the TCW/DW Funds; Director of Greenwich
                                       Capital Markets, Inc. (broker-dealer) and NVR, Inc. (home
                                       construction); Chairman and Trustee of the Financial Accounting
                                       Foundation (oversight organization of the Financial Accounting
                                       Standards Board); formerly Vice Chairman of the Board of
                                       Governors of the Federal Reserve System (1986-1990) and
                                       Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (62) .............   General Partner, Triumph Capital, L.P., a private investment
Trustee                                partnership; Chairman of the Insurance Committee of the Fund
c/o Triumph Capital, L.P.              and Chairman of the Insurance Committee and Director or
237 Park Avenue                        Trustee of the Morgan Stanley Dean Witter Funds and the
New York, New York                     TCW/DW Funds; formerly Vice President, Bankers Trust
                                       Company and BT Capital Corporation (1984-1988); director of various business organizations.

Philip J. Purcell* (55) ............   Chairman of the Board of Directors and Chief Executive Officer
Trustee                                of MSDW, Dean Witter Reynolds and Novus Credit Services
1585 Broadway                          Inc.; Director of the Distributor; Director or Trustee of the
New York, New York                     Morgan Stanley Dean Witter Funds; Director and/or officer of various MSDW subsidiaries.

    NAME, AGE, POSITION WITH FUND
             AND ADDRESS                           PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------   ------------------------------------------------------------------
John L. Schroeder (68) ..............   Retired; Chairman of the Derivatives Committee of the Fund
Trustee                                 and Chairman of the Derivatives Committee and Director or
c/o Gordon Altman Butowsky              Trustee of the Morgan Stanley Dean Witter Funds and the
 Weitzen Shalov & Wein                  TCW/DW Funds; Director of Citizens Utilities Company; formerly
Counsel to the Independent              Executive Vice President and Chief Investment Officer of the
 Trustees                               Home Insurance Company (August, 1991-September, 1995).
114 West 47th Street
New York, New York

Mitchell M. Merin (45) ..............   President and Chief Operating Officer of Asset Management of
President                               MSDW (since December, 1998); President and Director (since
Two World Trade Center                  April, 1997) and Chief Executive Officer (since June, 1998) of
New York, New York                      the Investment Manager and MSDW Services Company;
                                        Chairman, Chief Executive Officer and Director of the Distributor
                                        (since June, 1998); Chairman and Chief Executive Officer
                                        (since June, 1998) and Director (since January, 1998) of the
                                        Transfer Agent; Director of various MSDW subsidiaries;
                                        President of the Morgan Stanley Dean Witter Funds and the
                                        TCW/DW Funds (since May, 1999); previously Chief Strategic
                                        Officer of the Investment Manager and MSDW Services
                                        Company and Executive Vice President of the Distributor
                                        (April, 1997-June, 1998), Vice President of the Morgan Stanley
                                        Dean Witter Funds, the TCW/DW Funds and Discover Brokerage
                                        Index Series (May, 1997-April, 1999), and Executive Vice
                                        President of Dean Witter, Discover & Co.

Barry Fink (44) .....................   Senior Vice President (since March, 1997) and Secretary and
Vice President,                         General Counsel (since February, 1997) and Director (since
Secretary and General Counsel           July, 1998) of the Investment Manager and MSDW Services
Two World Trade Center                  Company; Senior Vice President (since March, 1997) and
New York, New York                      Assistant Secretary and Assistant General Counsel (since
                                        February, 1997) of the Distributor; Assistant Secretary of Dean
                                        Witter Reynolds (since August, 1996); Vice President, Secretary and General Counsel of the Morgan Stanley Dean Witter Funds
                                        and the TCW/DW Funds (since February, 1997); previously
                                        First Vice President (June, 1993-February, 1997), Vice President
                                        and Assistant Secretary and Assistant General Counsel of the
                                        Investment Manager and MSDW Services Company and
                                        Assistant Secretary of the Morgan Stanley Dean Witter Funds
                                        and the TCW/DW Funds.

Kevin Jung (33) .....................   Vice President of the Investment Manager (since September,
Vice President                          1997); formerly Vice President of UBS Asset Management (NY)
Two World Trade Center                  Inc. (April, 1993-August, 1997).
New York, New York

Guy G. Rutherfurd, Jr. (59) .........   Senior Vice President of the Investment Manager (since
Vice President                          February, 1997); Vice President of various Morgan Stanley
Two World Trade Center                  Dean Witter Funds; formerly Executive Vice President and
New York, New York                      Chief Investment Officer of Nomura Asset Management (U.S.A.)
                                        Inc. (May, 1992-February, 1997).


----------

* Denotes Trustees who are "interested persons" of the Fund as defined in the Investment Company Act.

     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent and Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, are Vice Presidents of the Trust.

     In addition, Frank Bruttomesso, Marilyn K. Cranney, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Todd Lebo, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Trust.

     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Trust seeks as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Trust's Board, such individuals may reject other attractive assignments because the Trust makes substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.

     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in affiliated fund complexes; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time.

     The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Trust's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

     The Board of the Trust has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the Board of the Trust has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Trust and/or Fund.

     TRUSTEE AND OFFICER INDEMNIFICATION. The Trust's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust.

C. COMPENSATION

     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     At such time as the Fund has paid fees to the Independent Trustees for a full fiscal year at the compensation rates set forth above, and assuming that during such fiscal year the Fund holds the same number of meetings of the Board, the Independent Trustees and the Committees as were held by the Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1998, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be $1,650, with an additional $750 to Dr. Johnson who serves as Chairman of the Audit Committee and an additional $500 to each of Messrs. Nugent and Schroeder who serve as Chairmen of the Insurance Committee and the Derivatives Committee, respectively.

     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. With respect to Messrs. Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds.

    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS



                                   FOR SERVICE AS
                                     DIRECTOR OR                            TOTAL CASH
                                     TRUSTEE AND                         COMPENSATION FOR
                                      COMMITTEE       FOR SERVICE AS      SERVICES TO 85
                                    MEMBER OF 85        TRUSTEE AND       MORGAN STANLEY
                                   MORGAN STANLEY        COMMITTEE       DEAN WITTER FUNDS
                                     DEAN WITTER       MEMBER OF 11        AND 11 TCW/DW
  NAME OF INDEPENDENT TRUSTEE           FUNDS          TCW/DW FUNDS            FUNDS
-------------------------------   ----------------   ----------------   ------------------
Michael Bozic .................       $120,150                 --            $120,150
Edwin J. Garn .................        132,450                 --             132,450
Wayne E. Hedien ...............        132,350                 --             132,350
Dr. Manuel H. Johnson .........        128,400            $62,331             190,731
Michael E. Nugent .............        132,450             62,131             194,581
John L. Schroeder .............        132,450             64,731             197,181



     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.


----------

(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount, when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds for the calendar year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1998.

          RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS



                                                                        RETIREMENT       ESTIMATED
                                                                         BENEFITS         ANNUAL
                                      ESTIMATED                         ACCRUED AS     BENEFITS UPON
                                   CREDITED YEARS       ESTIMATED        EXPENSES       RETIREMENT
                                    OF SERVICE AT     PERCENTAGE OF       BY ALL         FROM ALL
NAME OF                              RETIREMENT          ELIGIBLE        ADOPTING        ADOPTING
INDEPENDENT TRUSTEE                 (MAXIMUM 10)       COMPENSATION        FUNDS         FUNDS(2)
-------------------------------   ----------------   ---------------   ------------   --------------
Michael Bozic .................          10          60.44%               $22,377         $52,250
Edwin J. Garn .................          10          60.44                 35,225          52,250
Wayne E. Hedien ...............           9          51.37                 41,979          44,413
Dr. Manuel H. Johnson .........          10          60.44                 14,047          52,250
Michael E. Nugent .............          10          60.44                 25,336          52,250
John L. Schroeder .............           8          50.37                 45,117          44,343



----------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER

     The Investment Manager of the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a Delaware corporation ("MSDW & Co."). MSDW & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of Fund securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% of average daily net assets. The Investment Manager has undertaken to assume all expenses of the Fund (except for any brokerage fees) and to waive the compensation provided for in its Management Agreement with the Fund until such time as the
Fund attains $50 million of net assets or until        , 1999, whichever occurs
first. The Investment Manager has permanently undertaken to cap total expenses of the Fund (other than brokerage fees) at 0.50% of average daily net assets.


     The Investment Manager has retained its wholly-owned subsidiary, Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Discover Brokerage Direct, Inc. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW & Co.

     The Trustees, including a majority of the Independent Trustees, approved the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution
Agreement has an initial term ending          and will remain in effect from
year to year thereafter if approved by the Trustees.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing, advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of Fund securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. Such expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment

Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

     The Management Agreement has an initial term ending          and will
remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.

D. OTHER SERVICE PROVIDERS

     (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     The Transfer Agent is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311. Discover Brokerage Direct maintains an omnibus account with the Transfer Agent and performs sub-accounting services with respect thereto. The principal business address of Discover Brokerage Direct is 333 Market Street, Suite 2500, San Francisco, CA 94105.


     (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


     The Bank of New York is the custodian of the Fund's assets. Any of the Fund's cash balances with the custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


     PricewaterhouseCoopers LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


     (3) AFFILIATED PERSONS

     Both the Transfer Agent and Discover Brokerage Direct are affiliates of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include disbursing cash dividends and reinvesting dividends, and handling purchase and redemption transactions. For these services, the Transfer Agent receives a per account fee from the Fund.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


B. COMMISSIONS

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any Fund transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective Fund management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of Fund holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client accounts.

In the case of certain initial and secondary public offerings, the Investment Manager may utilize a pro rata allocation process based on the size of the funds involved and the number of shares available from the public offering.


VII. CAPITAL STOCK
--------------------------------------------------------------------------------

     The Declarations of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed funds) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not presently authorized any such additional series or classes of shares.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.


VIII. PURCHASE OF SHARES AND OFFERING PRICE
--------------------------------------------------------------------------------

A. PURCHASE OF SHARES

     Information concerning how Fund shares are offered to the public (and how they are redeemed) is provided in the Fund's Prospectus.

B. OFFERING PRICE


     The Fund's shares are offered at "net asset value," which is based on the value of the Fund's portfolio securities.

     Net asset value per share is calculated by dividing the value of the Fund's securities and other assets, less the liabilities, by the number of shares of that Class outstanding.

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

     Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


C. TAX CONSIDERATIONS

     The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     TAXATION OF THE FUND. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains and shareholders at year-end will be able to claim their share of the income tax paid by the Fund as a credit against their individual federal income tax.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

     Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of Fund securities if necessary. If a distribution of cash necessitates the liquidation of Fund securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax on long-term capital gains applicable to individuals from 28% to 20%.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.

     Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

     After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     If a shareholder realizes a loss on the redemption or exchange of the a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


IX. UNDERWRITERS
--------------------------------------------------------------------------------

     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter."


X. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time, the Fund may quote its "total return" in advertisements and sales literature. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

     In addition, the Fund may advertise its total return for over different periods of time by means of aggregate, average, year-by-year or other types of total return figures.


     In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result.


     The fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be.


     The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.


XI. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EXPERTS. The Statement of Assets and Liabilities of the Trust at May 19, 1999 included in this Statement of Additional Information and incorporated by reference in the Prospectus has been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *


     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

DISCOVER BROKERAGE INDEX SERIES--DISCOVER BROKERAGE S&P 500 FUND
STATEMENT OF ASSETS AND LIABILITIES AT JUNE 14, 1999
--------------------------------------------------------------------------------



ASSETS:
  Cash ....................................................................   $100,000
  Deferred offering costs (Note 1) ........................................     68,000
                                                                              --------
    Total Assets ..........................................................    168,000
                                                                              --------
LIABILITIES:
  Offering costs payable (Note 1) .........................................     68,000
  Commitments (Notes 1 and 2) .............................................         --
                                                                              --------
    Total Liabilities .....................................................     68,000
                                                                              --------
    Net Assets ............................................................   $100,000
                                                                              ========
  NET ASSET VALUE PER SHARE,
    10,000 shares outstanding (unlimited authorized of $.01 par value).....   $  10.00
                                                                              ========



----------
NOTE 1--Discover Brokerage Index Series (the "Trust") was organized as a Massachusetts business trust on October 13, 1998. Discover Brokerage S&P 500 Fund (the "Fund") is the first investment portfolio of the Trust. To date the Fund has had no transactions other than those relating to organizational matters and the sale of 10,000 shares of beneficial interest for $100,000 to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, diversified, open-end management investment company. The investment objective of the Fund is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index. Estimated organizational expenses of the Fund in the amount of approximately $20,000, incurred prior to the offering of the Fund's shares, will be absorbed by the Investment Manager. It is currently estimated that the Investment Manager will incur and be reimbursed approximately $68,000 by the Fund in offering costs. Actual costs could differ from these estimates. Offering costs will be deferred and amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the date of commencement of operations.

NOTE 2--The Fund has retained the Investment Manager to supervise the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Under the terms of the Investment Management Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, supplies, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of the Fund's telephone service, heat, light, power and other utilities.

     As full compensation for the services and facilities furnished to the Fund and expenses of the Fund incurred by the Investment Manager, the Fund will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's average daily net assets.

     The Investment Manager has undertaken to assume all operating expenses (except for any brokerage fees) and to waive the compensation provided for in its Investment Management Agreement until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurs first. The Investment Manager has permanently undertaken to cap total expenses of the Fund (other than brokerage fees) at 0.50% of average daily net assets.

     Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the transfer agent of the Fund's shares, dividend disbursing agent for payment of dividends and distributions on Fund shares and agent for shareholders under various investment plans.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholder and Trustees of
Discover Brokerage Index Series--Discover Brokerage S&P 500 Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Discover Brokerage S&P 500 Fund, a portfolio of Discover Brokerage Index Series; (hereafter referred to as the "Fund") at June 14, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.












PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
June 15, 1999

                         DISCOVER BROKERAGE INDEX SERIES

                           PART C - OTHER INFORMATION

Item 23.      Exhibits:

        1.     --     Declaration of Trust of Registrant, dated October 13,
                      1998, is incorporated by reference to Exhibit 1 of the
                      Registration Statement on Form N-1A, filed on October 14,
                      1998

        2.     --     Amended and Restated By-Laws of the Registrant dated
                      May 1, 1999

        3.     --     None

        4.     --     Form of Investment Management Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc.

        5.  (a)--     Form of Distribution Agreement between Registrant and
                      Morgan Stanley Dean Witter Distributors Inc.

        5.  (b)--     Form of Selected Dealer Agreement

        5.  (c)--     None

        6.     --     None

        7.     --     Form of Custodian Agreement

        8.  (a)--     Form of Transfer Agency and Service Agreement between
                      Registrant and Morgan Stanley Dean Witter Trust FSB.

        8.  (b)--     Form of Services Agreement between Morgan Stanley Dean
                      Witter Advisors Inc. and Morgan Stanley Dean Witter
                      Services Company Inc.

        9.  (a)--     Opinion of Barry Fink, Esq.

        9.  (b)--     Opinion of Lane Altman & Owens LLP

        10.    --     Consent of Independent Accountants

        11.    --     None

        12.    --     Investment Letter of Morgan Stanley Dean Witter Advisors
                      Inc.

        13.    --     None

        14.    --     Not Applicable

        15.    --     None

        Other  --     Powers of Attorney

Item 24.   Persons Controlled by or Under Common Control with the Fund.
                  None

Item 25.   Indemnification.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

           Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

           The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

           Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Advisor

        See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

        The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities
(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.

(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International Fund
(32)    Morgan Stanley Dean Witter International SmallCap Fund
(33)    Morgan Stanley Dean Witter Japan Fund
(34)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(35)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(36)    Morgan Stanley Dean Witter Market Leader Trust
(37)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(38)    Morgan Stanley Dean Witter Mid-Cap Growth Fund
(39)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(40)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(41)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(42)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(43)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(44)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(45)    Morgan Stanley Dean Witter Real Estate Fund
(46)    Morgan Stanley Dean Witter S&P 500 Index Fund
(47)    Morgan Stanley Dean Witter S&P 500 Select Fund
(48)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(49)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(50)    Morgan Stanley Dean Witter Short-Term Bond Fund
(51)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52)    Morgan Stanley Dean Witter Special Value Fund
(53)    Morgan Stanley Dean Witter Strategist Fund
(54)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(58)    Morgan Stanley Dean Witter Utilities Fund
(59)    Morgan Stanley Dean Witter Value-Added Market Series
(60)    Morgan Stanley Dean Witter Value Fund
(61)    Morgan Stanley Dean Witter Variable Investment Series
(62)    Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

Open-End Investment Companies
(1)     TCW/DW Emerging Markets Opportunities Trust
(2)     TCW/DW Global Telecom Trust
(3)     TCW/DW Income and Growth Fund

(4)     TCW/DW Latin American Growth Fund
(5)     TCW/DW Mid-Cap Equity Trust
(6)     TCW/DW North American Government Income Trust
(7)     TCW/DW Small Cap Growth Fund
(8)     TCW/DW Total Return Trust

Closed-End Investment Companies
(1)     TCW/DW Term Trust 2000
(2)     TCW/DW Term Trust 2002
(3)     TCW/DW Term Trust 2003

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
--------------------           ------------------------------------------------

Mitchell M. Merin              President and Chief Operating Officer of Asset
President, Chief               Management of Morgan Stanley Dean Witter & Co.
Executive Officer and          ("MSDW); Chairman, Chief Executive Officer and
Director                       Director of Morgan Stanley Dean Witter
                               Distributors Inc. ("MSDW Distributors") and
                               Morgan Stanley Dean Witter Trust FSB ("MSDW
                               Trust"); President, Chief Executive Officer and
                               Director of Morgan Stanley Dean Witter Services
                               Company Inc. ("MSDW Services"); President of the
                               Morgan Stanley Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series; Executive
                               Vice President and Director of Dean Witter
                               Reynolds Inc. ("DWR"); Director of various MSDW subsidiaries.

Joseph J. McAlinden            Vice President of the Morgan Stanley Dean Witter
Executive Vice President       Funds and Discover Brokerage Index Series;
and Chief Investment           Director of MSDW Trust.
Officer

Ronald E. Robison              President MSDW Trust; Executive Vice President,
Executive Vice President,      Chief Administrative Officer and Director of
Chief Administrative           MSDW Services; Vice President of the Morgan
Officer and Director           Stanley Dean Witter Funds, TCW/DW Funds and
                               Discover Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

Barry Fink                     Assistant Secretary of DWR; Senior Vice
Senior Vice President,         President, Secretary, General Counsel and
Secretary, General             Director of MSDW Services; Senior Vice President,
Counsel and Director           Assistant Secretary and Assistant General Counsel
                               of MSDW Distributors; Vice President, Secretary and General Counsel of the Morgan Stanley Dean
                               Witter Funds, TCW/DW Funds and Discover Brokerage
                               Index Series.

Peter M. Avelar                Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.
and Director of the High
Yield Group

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Mark Bavoso                    Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor               Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

Robert S. Giambrone            Senior Vice President of MSDW Services, MSDW
Senior Vice President          Distributors  and MSDW Trust and  Director  of
                               MSDW Trust; Vice President of the Morgan Stanley
                               Dean Witter Funds, TCW/DW Funds and Discover
                               Brokerage Index Series.

Rajesh K. Gupta                Vice President of various Morgan Stanley Dean
Senior Vice President,         Witter Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe           Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds and Discover Brokerage Index Series.

Kevin Hurley                   Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

Jenny Beth Jones               Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

Michelle Kaufman               Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

John B. Kemp, III              President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny              Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.
and Director of the Sector
Rotation

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Jonathan R. Page               Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.
and Director of the Money
Market Group

Ira N. Ross                    Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

Guy G. Rutherfurd, Jr.         Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.
and Director of the Growth
Group

Rochelle G. Siegel             Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson           Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.

Paul D. Vance                  Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison              Vice President of various Morgan Stanley Dean
Senior Vice President          Witter Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Frank Bruttomesso              First Vice President and Assistant Secretary of
First Vice President and       MSDW Services; Assistant Secretary of MSDW
Assistant Secretary            Distributors, the Morgan Stanley Dean Witter
                               Funds, TCW/DW Funds and Discover Brokerage Index
                               Series.

Thomas F. Caloia               First Vice President and Assistant Treasurer of
First Vice President           MSDW Services; Assistant Treasurer of MSDW
and Assistant Treasurer        Distributors; Treasurer and Chief Financial and
                               Accounting Officer of the Morgan Stanley Dean
                               Witter Funds, TCW/DW Funds and Discover Brokerage
                               Index Series.

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Thomas Chronert
First Vice President

Marilyn K. Cranney             Assistant Secretary of DWR; First Vice President
First Vice President           and Assistant Secretary of MSDW Services;
and Assistant Secretary        Assistant Secretary of MSDW Distributors, the
                               Morgan Stanley Dean Witter Funds, TCW/DW Funds and Discover Brokerage Index Series.

Salvatore DeSteno              First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante             First Vice President and Controller of MSDW
First Vice President           Services; Assistant Treasurer of MSDW
and Controller                 Distributors; First Vice President and Treasurer
                               of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis            First Vice President and Assistant Secretary of
First Vice President and       MSDW Services; Assistant Secretary of MSDW
Assistant Secretary            Distributors, the Morgan Stanley Dean Witter
                               Funds, TCW/DW Funds and Discover Brokerage Index
                               Series.

Carsten Otto                   First Vice President and Assistant Secretary of
First Vice President           MSDW Services; Assistant Secretary of MSDW
and Assistant Secretary        Distributors, the Morgan Stanley Dean Witter
                               Funds, TCW/DW Funds and Discover Brokerage Index
                               Series.

Ruth Rossi                     First Vice President and Assistant Secretary of
First Vice President and       MSDW Services; Assistant Secretary of MSDW
Assistant Secretary            Distributors the Morgan Stanley Dean Witter
                               Funds, TCW/DW Funds and Discover Brokerage Index
                               Series.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                 Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

Armon Bar-Tur
Vice President

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty                Vice President of Morgan Stanley Dean Witter
Vice President                 Prime Income Trust

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Matthew Haynes                 Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

Peter Hermann                  Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

David T. Hoffman
Vice President

Kevin Jung                     Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                  Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                      Vice President and Assistant Secretary of MSDW
Vice President and             Services; Assistant Secretary of MSDW
Assistant Secretary            Distributors, the Morgan Stanley Dean Witter
                               Funds, TCW/DW Funds and Discover Brokerage Index
                               Series.

Gerard J. Lian                 Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco           Vice President of Morgan Stanley Dean Witter
Vice President                 Natural Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts               Vice President of Morgan Stanley Dean Witter S&P
Vice President                 500 Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                    Vice President of Morgan Stanley Dean Witter
Vice President                 Natural Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Anne Pickrell                  Vice President of various  Morgan Stanley Dean
Vice President                 Witter Funds.

Dawn Rorke
Vice President

John Roscoe                    Vice President of Morgan Stanley Dean Witter Real
Vice President                 Estate Fund

Hugh Rose
Vice President

Robert Rossetti                Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss              Vice President of Morgan Stanley Dean Witter
Vice President                 Federal Securities Trust.

Peter J. Seeley                Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg          Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

Marybeth Swisher
Vice President

Michael Thayer
Vice President

NAME AND POSITION WITH         OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.           AND NATURE OF CONNECTION
----------------------         ------------------------------------------------

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                    Vice President of various Morgan Stanley Dean
Vice President                 Witter Funds.

John Wong
Vice President

        The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and Discover Brokerage Index Series is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.  Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Money Trust
(4)     Active Assets Tax-Free Trust
(5)     Morgan Stanley Dean Witter Aggressive Equity Fund
(6)     Morgan Stanley Dean Witter American Opportunities Fund
(7)     Morgan Stanley Dean Witter Balanced Growth Fund
(8)     Morgan Stanley Dean Witter Balanced Income Fund
(9)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)    Morgan Stanley Dean Witter Capital Growth Securities
(12)    Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)    Morgan Stanley Dean Witter Convertible Securities Trust
(14)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)    Morgan Stanley Dean Witter Diversified Income Trust
(16)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)    Morgan Stanley Dean Witter Equity Fund
(18)    Morgan Stanley Dean Witter European Growth Fund Inc.
(19)    Morgan Stanley Dean Witter Federal Securities Trust
(20)    Morgan Stanley Dean Witter Financial Services Trust
(21)    Morgan Stanley Dean Witter Fund of Funds
(22)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)    Morgan Stanley Dean Witter Global Utilities Fund
(24)    Morgan Stanley Dean Witter Growth Fund
(25)    Morgan Stanley Dean Witter Hawaii Municipal Trust

(26)    Morgan Stanley Dean Witter Health Sciences Trust
(27)    Morgan Stanley Dean Witter High Yield Securities Inc.
(28)    Morgan Stanley Dean Witter Income Builder Fund
(29)    Morgan Stanley Dean Witter Information Fund
(30)    Morgan Stanley Dean Witter Intermediate Income Securities
(31)    Morgan Stanley Dean Witter International Fund
(32)    Morgan Stanley Dean Witter International SmallCap Fund
(33)    Morgan Stanley Dean Witter Japan Fund
(34)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(35)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(36)    Morgan Stanley Dean Witter Market Leader Trust
(37)    Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(38)    Morgan Stanley Dean Witter Mid-Cap Growth Fund
(39)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(40)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(41)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(42)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(43)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(44)    Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(45)    Morgan Stanley Dean Witter Prime Income Trust
(46)    Morgan Stanley Dean Witter Real Estate Fund
(47)    Morgan Stanley Dean Witter S&P 500 Index Fund
(48)    Morgan Stanley Dean Witter S&P 500 Select Fund
(49)    Morgan Stanley Dean Witter Short-Term Bond Fund
(50)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)    Morgan Stanley Dean Witter Special Value Fund
(52)    Morgan Stanley Dean Witter Strategist Fund
(53)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)    Morgan Stanley Dean Witter Utilities Fund
(58)    Morgan Stanley Dean Witter Value-Added Market Series
(59)    Morgan Stanley Dean Witter Value Fund
(60)    Morgan Stanley Dean Witter Variable Investment Series
(61)    Morgan Stanley Dean Witter World Wide Income Trust
(1)     TCW/DW Emerging Markets Opportunities Trust
(2)     TCW/DW Global Telecom Trust
(3)     TCW/DW Income and Growth
(4)     TCW/DW Latin American Growth Fund
(5)     TCW/DW Mid-Cap Equity Trust
(6)     TCW/DW North American Government Income Trust
(7)     TCW/DW Small Cap Growth Fund
(8)     TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                         Positions and Office with MSDW Distributors
----                         -------------------------------------------

Michael T. Gregg             Vice President and Assistant Secretary.

James F. Higgins             Director

Fredrick K. Kubler           Senior Vice President, Assistant Secretary and
                             Chief Compliance Officer.

Philip J. Purcell            Director

John Schaeffer               Director

Charles Vadala               Senior Vice President and Financial Principal.

Item 28.     Location of Accounts and Records

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.     Management Services

        Registrant is not a party to any such management-related service contract.

Item 30.     Undertakings


        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 16th day of June, 1999.

                                              DISCOVER BROKERAGE INDEX SERIES

                                               By: /s/ Barry Fink
                                                  ---------------
                                                       Barry Fink
                                               Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signatures                         Title                      Date
        ----------                         -----                      ----
By: /s/ Charles A. Fiumefreddo             Chairman,                06/16/99
    --------------------------             Chief Executive
        Charles A. Fiumefreddo             Officer and Trustee

By: /s/ Michael Bozic                      Trustee                  06/16/99
    --------------------------
        Michael Bozic

By: /s/ Edwin J. Garn                      Trustee                  06/16/99
    --------------------------
        Edwin J. Garn

By: /s/ Wayne E. Hedien                    Trustee                  06/16/99
    --------------------------
        Wayne E. Hedien

By: /s/ Manuel H. Johnson                  Trustee                  06/16/99
    --------------------------
        Manuel H. Johnson

By: /s/ Michael E. Nugent                  Trustee                  06/16/99
    --------------------------
        Michael E. Nugent

By: /s/ Philip J. Purcell                  Trustee                  06/16/99
    --------------------------
        Philip J. Purcell

By: /s/ John L. Schroeder                  Trustee                  06/16/99
    --------------------------
        John L. Schroeder

By: /s/ Thomas F. Caloia                   Treasurer, Chief         06/16/99
    --------------------------             Financial Officer
        Thomas F. Caloia                   and Chief Accounting
                                           Officer

                         DISCOVER BROKERAGE INDEX SERIES

                                 EXHIBIT INDEX

2.     --   Amended and Restated By-Laws of the Registrant dated May 1, 1999

4.     --   Form of Investment Management Agreement between Registrant and
            Morgan Stanley Dean Witter Advisors Inc.

5.(a)  --   Form of Distribution Agreement between Registrant and Morgan Stanley
            Dean Witter Distributors Inc.

5.(b)  --   Form of Selected Dealer Agreement

7.     --   Form of Custodian Agreement

8.(a)  --   Form of Transfer Agency and Service Agreement between Registrant and
            Morgan Stanley Dean Witter Trust FSB.

8.(b)  --   Form of Services Agreement between Morgan Stanley Dean Witter
            Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

9.(a)  --   Opinion of Barry Fink, Esq.

9.(b)  --   Opinion of Lane Altman & Owens LLP

10.    --   Consent of Independent Accountants

12.    --   Investment Letter of Morgan Stanley Dean Witter Advisors Inc.

14.    --   Not Applicable

Other  --   Powers of Attorney